Equity - Class A Convertible Preferred Units (Details) - USD ($)						12 Months Ended
	May 11, 2019	Apr. 05, 2019	Apr. 26, 2018	Jun. 23, 2017	Apr. 21, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2016	Jun. 24, 2016	Jun. 23, 2016
Preferred Units
Repurchase of warrants						$ 14,988,000	$ 10,549,000	$ 0
Allocation of value to beneficial conversion feature of Class A convertible preferred units (Note 10)								131,534,000
Accretion of beneficial conversion feature						$ 67,239,000	$ 18,781,000	8,999,000
Class A Convertible Preferred Units
Preferred Units
Preferred units dividend rate						10.75%	10.75%
Temporary equity, issued (in units)						19,942,169	19,942,169
Oaktree Capital Management L.P.
Preferred Units
Authorized amount					$ 200,000,000						$ 240,000,000
Warrants outstanding (in units)						1,458,371			4,375,112
Oaktree Capital Management L.P. | Warrant
Preferred Units
Class of warrant or right, term					8
Class of warrant or right, exercise price										$ 0.01
Warrants exercised and converted to common units (in units)		1,458,371				228,797	607,653
Proceeds from warrant exercises						$ 100,000	$ 100,000
Repurchase of warrants (in units)			1,229,575	850,716
Repurchase of warrants			$ 15,000,000.0	$ 10,500,000
Oaktree Capital Management L.P. | Class A Convertible Preferred Units
Preferred Units
Preferred units dividend rate					10.75%
Proceeds from sale of convertible preferred units and warrants, net of offering costs					$ 235,000,000.0
Offering costs					$ 5,000,000.0
Days after quarter end distribution paid					45 days
Preferred stock redemption premium percentage	110.00%	111.25%
Initial conversion price (in dollars per unit)					$ 12.035
Preferred Units Accrued but Unpaid Distributions	$ 0.1437	$ 0.338
Reset conversion price, trading days used for adjustment					15 days
Reset conversion price (in dollars per unit)					$ 5.00
Number of days within closing date of registration statement required to file within					180 days
Number of days after closing date registration statement declared effective					360 days
Proceeds from sale of preferred units, net of offering costs					$ 186,400,000
Allocation of value to beneficial conversion feature of Class A convertible preferred units (Note 10)					$ 131,500,000
Conversion period					3
Accretion of beneficial conversion feature						$ 67,200,000	$ 18,800,000	$ 9,000,000.0
Preferred units redeemed	12,473,191	7,468,978
Preferrred unit redemption price per unit excluding unpaid dividends	$ 13.2385	$ 13.389
Preferred unit redemption price per unit	$ 13.3822	$ 13.727
Preferred unit redemption amount	$ 166,900,000	$ 102,500,000
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after first, but prior to the second anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					140.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the second, but prior to the third anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					115.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the third, but prior to the eighth anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					110.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the eighth anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					101.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Prior to the first anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					140.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the first but prior to the second anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					130.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the second anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage					120.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Thereafter
Preferred Units
Preferred stock redemption premium percentage					101.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | First six-month period
Preferred Units
Percentage increase in dividend rate					0.25%
Payment default period					6
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Second six-month period
Preferred Units
Percentage increase in dividend rate					0.25%
Payment default period					6
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Warrant
Preferred Units
Proceeds from sale of preferred units, net of offering costs					$ 48,600,000
Maximum | Oaktree Capital Management L.P. | Class A Convertible Preferred Units
Preferred Units
Preferred units dividend rate					11.25%